Issued Capital - Schedule of Warrants and Options (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Number of Warrants, Outstanding, Beginning balance	$ 164,636
Share-based compensation	927	$ 1,268
Number of Warrants, Outstanding, Ending balance	175,369	164,636
Warrant Reserves [Member]
Number of Warrants, Outstanding, Beginning balance	4,430	6,352
Number of Warrants, Common shares issued upon exercise of warrants	(48)	(1,922)
Share-based compensation		1,268
Number of Warrants, Outstanding, Ending balance	4,382	4,430
Reserve for Share Options
Number of Warrants, Outstanding, Beginning balance	1,058
Common shares issued upon exercise of options	(48)	(210)
Share-based compensation	927	1,268
Number of Warrants, Outstanding, Ending balance	1,937	1,058
Reserves
Number of Warrants, Outstanding, Beginning balance	5,488	6,352
Number of Warrants, Common shares issued upon exercise of warrants	(48)	(1,922)
Common shares issued upon exercise of options	(48)	(210)
Share-based compensation	927	1,268
Number of Warrants, Outstanding, Ending balance	$ 6,319	$ 5,488